PROVISION FOR INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 13 – PROVISION FOR INCOME TAXES

British Virgin Islands

WANG & LEE GROUP, Inc. and WL Holdings are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

HK SAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million (equivalent to $258,065) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (equivalent to $258,065) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million (equivalent to $258,065) of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million (equivalent to $258,065).

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following as of December 31, 2024, 2023 and 2022.

	December 31,

	2024	2023	2022
Income before tax	$(2,543,959)	$(648,854)	$(596,881)

HK SAR Profits Tax at 16.5%	(419,753)	(107,060)	(98,485)
Tax effect on non-deductible expenses	291,167	1,196,640	54,664
Tax effect on non-deductible income	(18,817)	-	-
Tax effect on deductible temporary differences	(1,080)	(122)	(122)
Tax effect on tax loss not recognized	148,483	-	43,943
Tax effect on utilization of tax losses	-	(1,089,458)	-
Income tax	$-	$-	$-

NOTE 13 – PROVISION FOR INCOME TAXES (CONTINUED)

The Company’s effective tax rate as of December 31, 2024, 2023 and 2022 was as follows:

	December 31,
	2024	2023	2022

HK SAR Profits Tax at 16.5%	16.5%	16.5%	16.5%
Tax effect of income not taxable	(16.5)%	(16.5)%	(16.5)%
The Company’s effective tax rate	0%	0%	0%